Segment Information - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Oatmilk
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer		90.00%	90.00%	89.00%
Single External Customer | North America and Greater China Segment
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer		(10.00%)	12.00%	14.00%
Discontinued Operations | China
Disclosure Of Operating Segments [Line Items]
Non-cash impairments	$ 21.5
Discontinued Operations | Singapore
Disclosure Of Operating Segments [Line Items]
Non-cash impairments	$ 19.1